Background, Principal Activities and Basis of Presentation (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 16, 2015	Dec. 31, 2015	Dec. 31, 2014
Organization And Basis Of Presentation [Line Items]
Payments to Acquire Businesses, Gross		$ 1,780,000
Liqxtal Technology Inc. [Member]
Organization And Basis Of Presentation [Line Items]
Payments to Acquire Businesses, Gross	$ 1,780,000		$ 0
Ownership Percentage Acquired	64.00%